Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	100 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000196754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Simplify Affinity World Leaders Equity ETF
Without Sales Load [Member] | C000196754
Average Annual Return [Line Items]
Average Annual Return, Percent	21.36%	52.85%	16.37%	11.45%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
SIMPLIFY AFFINITY WORLD LEADERS EQUTIY ETF Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE StarMine Affinity World Leaders Total Return Index
Average Annual Return, Percent	22.32%	56.21%	18.23%	13.03%